Earnings/(loss) per share	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Earnings/(loss) per share	Earnings per share
Basic earnings per share

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Profit for the year attributable to equity owners of the parent (€m)	192.7	249.8	181.0
Weighted average Ordinary Shares, Founder Preferred Shares and shares issuable solely after the passage of time (number)	170,573,002	174,279,621	178,070,770
Basic earnings per share (€’s)	1.13	1.43	1.02
For the year ended December 31, 2023, basic earnings per share is calculated by dividing the profit attributable to the shareholders of the Company of €192.7 million (year ended December 31, 2022: €249.8 million, year ended December 31, 2021: €181.0 million) by the weighted average number of Ordinary Shares of 170,537,002 (December 31, 2022: 172,779,621, year ended December 31, 2021: 176,570,770), Founder Preferred Shares of nil (December 31, 2022: 1,500,000, year ended December 31, 2021: 1,500,000) and shares to be issued in future years as performance conditions have been met of 36,000 (December 31, 2022: nil, year ended December 31, 2021: nil).
Diluted earnings per share

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Profit for the year attributable to equity owners of the parent (€m)	192.7	249.8	181.0
Weighted average Ordinary Shares, Founder Preferred Shares, shares issuable solely after the passage of time, potential ordinary shares and contingently issuable shares (number)	171,203,914	174,279,621	178,070,770
Diluted earnings per share (€’s)	1.13	1.43	1.02
The number of shares in the diluted earnings per share calculation includes an estimate of 87,656 potential ordinary shares, calculated using the treasury method, on long term incentive plans contingent on service only (December 31, 2022: nil, year ended December 31, 2021: nil) and contingently issuable shares of 543,256 (December 31, 2022: nil, year ended December 31, 2021: nil). There are no adjustments to the profit for the year attributable to equity owners of the parent for any year presented.